As filed with the Securities and Exchange Commission on
December 16, 2011
Registration No. 2-29546
811-01682

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
Pre-Effective Amendment No. ☐
Post-Effective Amendment No. 66 ☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ☑
ACT OF 1940
Amendment No. 44 ☑
(Check appropriate box or boxes)

PUTNAM VOYAGER FUND
(Exact Name of Registrant as Specified in Charter)
One Post Office Square, Boston, Massachusetts 02109
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code
(617) 292-1000
It is proposed that this filing will become effective
(check appropriate box)
☐   immediately upon filing pursuant to paragraph (b)
☑   on November 30, 2011 pursuant to paragraph (b)
☐   60 days after filing pursuant to paragraph (a)(1)
☐   on (date) pursuant to paragraph (a)(1)
☐   75 days after filing pursuant to paragraph (a)(2)
☐   on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

BETH S. MAZOR, Vice President
PUTNAM VOYAGER FUND
One Post Office Square
Boston, Massachusetts 02109
(Name and address of agent for service)

Copy to:
JOHN W. GERSTMAYR, Esquire
ROPES & GRAY LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199-3600

TABLE OF CONTENTS

SIGNATURES
Exhibit Index
SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 16th day of December, 2011.

Putnam Voyager Fund
By:	/s/ Jonathan S. Horwitz, Executive Vice
President, Treasurer, Principal Executive Officer
and Compliance Liaison

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title

Jameson A. Baxter**	Chair, Board of Trustees

Robert L. Reynolds**	President and Trustee

Jonathan S. Horwitz**	Executive Vice President, Treasurer, Principal Executive Officer and Compliance Liaison

Steven D. Krichmar**	Vice President and Principal Financial Officer

Janet C. Smith**	Vice President, Assistant Treasurer and Principal Accounting Officer

Ravi Akhoury**	Trustee

Barbara M. Baumann*	Trustee

Charles B. Curtis**	Trustee

Robert J. Darretta**	Trustee

John A. Hill**	Trustee

Paul L. Joskow**	Trustee

Kenneth R. Leibler**	Trustee

Robert E. Patterson**	Trustee

George Putnam, III**	Trustee

Part C - 1

Signature	Title

W. Thomas Stephens**	Trustee

By:	/s/ Jonathan S. Horwitz, as Attorney-in-Fact
December 16, 2011

*	Signed pursuant to power of attorney filed in Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on November 24, 2010

**	Signed pursuant to power of attorney filed in Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on November 24, 2009

Part C - 2

Exhibit Index

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def

Part C - 3